Income Taxes (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Federal
Current
Deferred
Total income tax provision (benefit)	$ (5,510)		$ (576,224)	$ (13,203)